Intangible Assets (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intellectual Property	$ 2,293,770	$ 2,293,770	$ 2,293,770
Less: Accumulated Amortization	(2,287,462)	(2,115,429)	(1,886,052)
Intellectual Property, net	$ 6,308	$ 178,341	$ 407,718